UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Financials Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Banks-New York City (5.4%)
JPMorgan Chase & Co.	42,691	$1,526
The Bank of New York Co., Inc.	9,363	270
* Signature Bank	324	8

		1,804

Banks-Outside New York City (29.4%)
Bank of America Corp.	48,410	2,242
Wells Fargo & Co.	20,277	1,225
Wachovia Corp.	19,222	976
U.S. Bancorp	22,378	656
SunTrust Banks, Inc.	4,263	314
National City Corp.	7,752	268
BB&T Corp.	6,664	266
Fifth Third Bancorp	5,731	244
State Street Corp.	4,036	194
PNC Financial Services Group	3,509	192
Regions Financial Corp.	5,360	181
KeyCorp	4,866	159
Mellon Financial Corp.	5,090	141
North Fork Bancorp, Inc.	5,111	139
Comerica, Inc.	2,079	116
AmSouth Bancorp	4,314	115
Marshall & Ilsley Corp.	2,349	102
Northern Trust Corp.	2,109	97
Synovus Financial Corp.	3,008	87
M & T Bank Corp.	847	87
Zions Bancorp	1,023	72
Popular, Inc.	3,023	71
Compass Bancshares Inc.	1,468	65
Huntington Bancshares Inc.	2,690	63
First Horizon National Corp.	1,434	61
Hibernia Corp. Class A	1,807	58
Mercantile Bankshares Corp.	989	52
Associated Banc-Corp	1,509	50
Commerce Bancorp, Inc.	1,804	50
UnionBanCal Corp.	712	45
TCF Financial Corp.	1,547	40
Colonial BancGroup, Inc.	1,661	37
Commerce Bancshares, Inc.	725	35
City National Corp.	494	35
Fulton Financial Corp.	1,580	34
Investors Financial Services Corp.	810	34
Sky Financial Group, Inc.	1,155	33
Bank of Hawaii Corp.	653	32
TD Banknorth, Inc.	995	30
Valley National Bancorp	1,202	29
Wilmington Trust Corp.	741	27
Cullen/Frost Bankers, Inc.	579	26
FirstMerit Corp.	968	25
The South Financial Group, Inc.	831	23
Whitney Holdings Corp.	709	22
East West Bancorp, Inc.	641	22
Westamerica Bancorporation	388	20
* SVB Financial Group	421	20
Pacific Capital Bancorp	554	19
BancorpSouth, Inc.	806	18
UCBH Holdings, Inc.	1,049	18
First BanCorp Puerto Rico	463	18
Hudson United Bancorp	517	18
Trustmark Corp.	595	17
Old National Bancorp	855	17
Cathay General Bancorp	495	17
First Midwest Bancorp, Inc.	483	17
Greater Bay Bancorp	632	16
United Bankshares, Inc.	443	15
International Bancshares Corp.	408	15
Chittenden Corp.	531	14
Park National Corp.	132	14
Wintrust Financial Corp.	266	13
Texas Regional Bancshares, Inc.	455	13
Citizens Banking Corp.	439	13
Doral Financial Corp.	1,097	13
Amegy Bancorporation, Inc.	696	12
Susquehanna Bancshares, Inc.	542	12
Republic Bancorp, Inc.	885	12
Provident Bankshares Corp.	384	12
Umpqua Holdings Corp.	484	11
BOK Financial Corp.	238	11
Central Pacific Financial Co.	302	11
First Commonwealth Financial Corp.	792	11
CVB Financial Corp.	573	11
MB Financial, Inc.	265	10
Corus Bankshares Inc.	191	10
TrustCo Bank NY	784	10
Alabama National BanCorporation	154	10
S & T Bancorp, Inc.	269	9
First Charter Corp.	409	9
United Community Banks, Inc.	349	9
Boston Private Financial Holdings, Inc.	347	9
Westbanco Inc.	284	8
Hancock Holding Co.	252	8
NBT Bancorp, Inc.	336	8
First Citizens BancShares Class A	61	8
First Financial Bancorp	441	8
Chemical Financial Corp.	248	8
National Penn Bancshares Inc.	320	8
UMB Financial Corp.	136	8
Glacier Bancorp, Inc.	316	7
* Piper Jaffray Cos., Inc.	255	7
Amcore Financial, Inc.	257	7
Frontier Financial Corp.	282	7
First Community Bancorp	158	7
Community Bank System, Inc.	299	7
Hanmi Financial Corp.	426	7
PrivateBancorp, Inc.	198	7
Mid-State Bancshares	248	7
Sterling Bancshares, Inc.	469	6
First Financial Bankshares, Inc.	152	6
Sterling Financial Corp. (PA)	237	6
Harleysville National Corp.	261	6
City Holding Co.	178	6
Unizan Financial Corp.	230	6
Gold Banc Corp., Inc.	417	6
Independent Bank Corp. (MI)	204	6
Prosperity Bancshares, Inc.	190	5
Sandy Spring Bancorp, Inc.	155	5
Main Street Banks, Inc.	193	5
Bank of the Ozarks, Inc.	152	5
First Merchants Corp.	192	5
R & G Financial Corp. Class B	310	4
Capitol Bancorp Ltd.	143	4
Community Trust Bancorp Inc.	149	4
Irwin Financial Corp.	210	4
Independent Bank Corp. (MA)	152	4
* Franklin Bank Corp.	235	4
First Source Corp.	184	4
Washington Trust Bancorp, Inc.	142	4
Old Second Bancorp, Inc.	142	4
Integra Bank Corp.	179	4
First Busey Corp.	198	4
Suffolk Bancorp	117	4
Columbia Banking System, Inc.	149	4
First Financial Corp. (IN)	134	4
Tompkins Trustco, Inc.	87	4
Simmons First National Corp.	146	4
CoBiz Inc.	198	4
First Community Bancshares, Inc.	116	3
West Coast Bancorp	160	3
Omega Financial Corp.	118	3
Midwest Banc Holdings, Inc.	168	3
Capital City Bank Group, Inc.	83	3
Republic Bancorp, Inc. Class A	146	3
Oriental Financial Group Inc.	228	3
Banner Corp.	119	3
Community Banks, Inc.	126	3
U.S.B. Holding Co., Inc.	145	3
CityBank Lynnwood (WA)	98	3
Union Bankshares Corp.	84	3
Peoples Bancorp, Inc.	108	3
S.Y. Bancorp, Inc.	136	3
First Bancorp (NC)	139	3
Seacoast Banking Corp. of Florida	142	3
Arrow Financial Corp.	102	3
Clifton Savings Bancorp, Inc.	261	3
Camden National Corp.	77	3
Renasant Corp.	86	3
First Oak Brook Bancshares, Inc.	94	3
Lakeland Bancorp, Inc.	166	3
BancFirst Corp.	32	3
Bank of Granite Corp.	138	3
Royal Bancshares of Pennsylvania, Inc.	88	2
SCBT Financial Corp.	70	2
Peapack Gladstone Financial Corp.	74	2
Financial Institutions, Inc.	108	2
Farmers Capital Bank Corp.	53	2
NBC Capital Corp.	70	2
Pennrock Financial Services Corp.	46	2
* Texas Capital Bancshares, Inc.	74	1
Virginia Financial Group, Inc.	36	1
German American Bancorp	86	1
Univest Corp. of Pennsylvania	18	1
Placer Sierra Bancshares	4	0

		9,734

Diversified Financial Services (18.5%)
Citigroup, Inc.	62,199	2,930
American Express Co.	13,539	729
Morgan Stanley	11,907	583
Merrill Lynch & Co., Inc.	10,573	574
The Goldman Sachs Group, Inc.	4,772	465
MetLife, Inc.	8,779	392
Marsh & McLennan Cos., Inc.	6,055	176
CIT Group Inc.	2,519	107
The Chicago Mercantile Exchange	410	89
Leucadia National Corp.	928	37
* CB Richard Ellis Group, Inc.	578	22
* Jones Lang Lasalle Inc.	388	16
F.N.B. Corp.	613	11
* USI Holdings Corp.	465	5
Greenhill & Co., Inc.	81	3

		6,139

Finance Companies (0.7%)
Capital One Financial Corp.	2,948	222
* Accredited Home Lenders Holding Co.	200	8
* Credit Acceptance Corp.	72	1
MortgageIT Holdings Inc. REIT	47	1

		232

Financial Data Processing Services (0.0%)
* CompuCredit Corp.	158	5
* TNS Inc.	145	3
* eSPEED, Inc. Class A	320	3

		11

Financial Information Services (0.4%)
Moody's Corp.	3,038	131

Finance-Small Loan (1.0%)
SLM Corp.	5,188	250
* AmeriCredit Corp.	1,853	46
* The First Marblehead Corp.	386	17
Student Loan Corp.	47	10
* Nelnet, Inc.	208	8
Advance America Cash Advance Centers Inc.	228	3
* Encore Capital Group, Inc.	167	3
* Collegiate Funding Services, Inc.	6	0

		337

Financial Miscellaneous (6.6%)
Fannie Mae	11,600	687
Freddie Mac	8,252	537
MBNA Corp.	14,661	309
MBIA, Inc.	1,715	96
Ambac Financial Group, Inc.	1,302	94
MGIC Investment Corp.	1,177	72
Fidelity National Financial, Inc.	1,994	72
* Providian Financial Corp.	3,560	63
Radian Group, Inc.	1,097	50
First American Corp.	946	37
Brown & Brown, Inc.	699	31
Nationwide Financial Services, Inc.	663	25
MoneyGram International, Inc.	1,031	19
* CapitalSource Inc.	754	14
LandAmerica Financial Group, Inc.	193	11
* Metris Cos., Inc.	781	10
Stewart Information Services Corp.	235	9
Financial Federal Corp.	190	7
Cash America International Inc.	373	6
* Triad Guaranty, Inc.	108	6
WFS Financial, Inc.	95	5
Advanta Corp. Class B	182	4
WSFS Financial Corp.	74	4
Sterling Bancorp	190	4
Federal Agricultural Mortgage Corp. Class C	106	2
* Primus Guaranty, Ltd.	11	0

		2,174

Insurance-Life (2.2%)
Prudential Financial, Inc.	6,164	390
The Principal Financial Group, Inc.	3,705	148
Jefferson-Pilot Corp.	1,643	83
* Conseco, Inc.	1,803	36
AmerUs Group Co.	493	23
Delphi Financial Group, Inc.	332	14
The Phoenix Cos., Inc.	1,156	13
Scottish Re Group Ltd.	362	8
* Universal American Financial Corp.	266	5
* National Western Life Insurance Co. Class A	25	5
Presidential Life Corp.	282	4
American Equity Investment Life Holding Co.	407	4
* Citizens, Inc.	374	2

		735

Insurance-Multiline (11.5%)
American International Group, Inc.	26,533	1,474
Allstate Corp.	7,733	450
St. Paul Travelers Cos., Inc.	8,109	307
The Hartford Financial Services Group Inc.	3,558	266
AFLAC Inc.	6,124	254
Loews Corp.	1,557	117
Lincoln National Corp.	2,115	96
SAFECO Corp.	1,546	83
Aon Corp.	3,268	81
Genworth Financial Inc.	2,712	79
Cincinnati Financial Corp.	1,824	72
Torchmark Corp.	1,299	69
UnumProvident Corp.	3,446	63
Old Republic International Corp.	2,097	52
Assurant, Inc.	1,447	51
* Markel Corp.	108	37
Arthur J. Gallagher & Co.	1,149	32
Protective Life Corp.	780	31
Unitrin, Inc.	594	30
StanCorp Financial Group, Inc.	338	25
* Allmerica Financial Corp.	632	22
Reinsurance Group of America, Inc.	395	18
American Financial Group, Inc.	506	16
Assured Guaranty Ltd.	619	13
Hilb, Rogal and Hamilton Co.	345	12
Zenith National Insurance Corp.	183	12
UICI	426	11
Horace Mann Educators Corp.	571	10
Aspen Insurance Holdings Ltd.	329	9
Max Re Capital Ltd.	346	8
Alfa Corp.	393	6
FBL Financial Group, Inc. Class A	145	4
* Quanta Capital Holdings Ltd.	595	4
* CNA Surety Corp.	165	2
Crawford & Co. Class B	204	1

		3,817

Insurance-Property-Casualty (4.1%)
Progressive Corp. of Ohio	2,290	220
The Chubb Corp.	2,309	194
ACE Ltd.	3,417	148
XL Capital Ltd. Class A	1,672	126
White Mountains Insurance Group Inc.	92	61
Everest Re Group, Ltd.	675	60
W.R. Berkley Corp.	1,354	48
The PMI Group Inc.	1,165	44
PartnerRe Ltd.	627	41
RenaissanceRe Holdings Ltd.	771	36
HCC Insurance Holdings, Inc.	846	33
Axis Capital Holdings Ltd.	1,193	33
Montpelier Re Holdings Ltd.	636	22
IPC Holdings Ltd.	487	19
Erie Indemnity Co. Class A	351	18
* Philadelphia Consolidated Holding Corp.	220	18
Commerce Group, Inc.	298	18
Ohio Casualty Corp.	731	17
Transatlantic Holdings, Inc.	305	17
Mercury General Corp.	313	17
Fremont General Corp.	776	17
* Arch Capital Group Ltd.	360	16
Endurance Specialty Holdings Ltd.	428	16
Platinum Underwriters Holdings, Ltd.	477	15
* ProAssurance Corp.	356	14
Selective Insurance Group	283	14
R.L.I. Corp.	257	11
* Danielson Holdings Corp.	633	10
United Fire & Casualty Co.	193	8
Infinity Property & Casualty Corp.	222	7
PXRE Group Ltd.	267	6
* Argonaut Group, Inc.	268	6
Midland Co.	166	5
Odyssey Re Holdings Corp.	201	5
* United America Indemnity, Ltd.	282	5
* Navigators Group, Inc.	118	4
Harleysville Group, Inc.	160	3
Bristol West Holdings, Inc.	186	3
State Auto Financial Corp.	118	3
Direct General Corp.	182	3
Baldwin & Lyons, Inc. Class B	112	3
* PMA Capital Corp. Class A	306	2
21st Century Insurance Group	75	1

		1,367

Investment Management Companies (1.1%)
T. Rowe Price Group Inc.	1,407	84
Allied Capital Corp.	1,620	44
Janus Capital Group Inc.	2,859	44
Eaton Vance Corp.	1,382	34
Federated Investors, Inc.	959	28
SEI Corp.	798	28
* Affiliated Managers Group, Inc.	365	24
Waddell & Reed Financial, Inc.	989	19
BlackRock, Inc.	225	18
National Financial Partners Corp.	219	8
MCG Capital Corp.	505	8
Calamos Asset Management, Inc.	173	4
Capital Southwest Corp.	39	3
Gabelli Asset Management Inc.	73	3
Cohen & Steers, Inc.	20	0

		349

Multi-Sector Companies (0.8%)
* Berkshire Hathaway Inc. Class B	97	273

Real Estate (0.3%)
The St. Joe Co.	875	69
Forest City Enterprise Class A	379	24
* Trammell Crow Co.	382	9
* Tejon Ranch Co.	98	5
* HouseValues, Inc.	34	0

		107

Real Estate Investment Trusts (10.2%)
Simon Property Group, Inc. REIT	2,554	176
Equity Office Properties Trust REIT	4,902	159
Equity Residential REIT	3,404	122
Vornado Realty Trust REIT	1,382	109
General Growth Properties Inc. REIT	2,664	104
ProLogis REIT	2,225	91
Archstone-Smith Trust REIT	2,363	87
Boston Properties, Inc. REIT	1,265	85
Plum Creek Timber Co. Inc. REIT	2,196	77
Host Marriott Corp. REIT	3,951	66
Kimco Realty Corp. REIT	1,138	66
Avalonbay Communities, Inc. REIT	861	64
Public Storage, Inc. REIT	1,026	62
Developers Diversified Realty Corp. REIT	1,248	57
Duke Realty Corp. REIT	1,728	53
iStar Financial Inc. REIT	1,259	53
The Macerich Co. REIT	726	46
Regency Centers Corp. REIT	793	44
Health Care Properties Investors REIT	1,611	44
Apartment Investment & Management Co. Class A REIT	1,166	43
Liberty Property Trust REIT	1,030	43
Weingarten Realty Investors REIT	1,047	40
AMB Property Corp. REIT	982	40
Mills Corp. REIT	673	39
United Dominion Realty Trust REIT	1,628	38
Catellus Development Corp. REIT	1,247	37
Federal Realty Investment Trust REIT	638	35
Hospitality Properties Trust REIT	794	35
New Plan Excel Realty Trust REIT	1,241	33
Mack-Cali Realty Corp. REIT	756	33
Rayonier Inc. REIT	621	33
Camden Property Trust REIT	622	32
SL Green Realty Corp. REIT	503	31
Reckson Associates Realty Corp. REIT	972	31
Thornburg Mortgage, Inc. REIT	1,010	30
Ventas, Inc. REIT	1,051	30
HRPT Properties Trust REIT	2,504	30
Pan Pacific Retail Properties, Inc. REIT	454	29
CBL & Associates Properties, Inc. REIT	347	28
Arden Realty Group, Inc. REIT	824	28
Annaly Mortgage Management Inc. REIT	1,451	27
New Century REIT, Inc.	503	26
CenterPoint Properties Corp. REIT	593	25
Realty Income Corp. REIT	995	25
BRE Properties Inc. Class A REIT	634	24
American Financial Realty Trust REIT	1,545	24
CarrAmerica Realty Corp. REIT	671	23
Shurgard Storage Centers, Inc. Class A REIT	519	23
Healthcare Realty Trust Inc. REIT	573	22
Health Care Inc. REIT	604	22
Trizec Properties, Inc. REIT	1,100	21
Crescent Real Estate, Inc. REIT	1,166	21
Essex Property Trust, Inc. REIT	263	21
First Industrial Realty Trust REIT	538	21
Friedman, Billings, Ramsey Group, Inc. REIT	1,548	20
Colonial Properties Trust REIT	484	20
Taubman Co. REIT	619	20
Brandywine Realty Trust REIT	666	19
Pennsylvania REIT	423	19
Capital Automotive REIT	513	18
Nationwide Health Properties, Inc. REIT	808	18
Alexandria Real Estate Equities, Inc. REIT	259	18
Home Properties, Inc. REIT	428	18
Prentiss Properties Trust REIT	500	17
Impac Mortgage Holdings, Inc. REIT	858	17
Washington REIT	507	16
Kilroy Realty Corp. REIT	347	16
Post Properties, Inc. REIT	470	15
Newcastle Investment Corp. REIT	500	15
Highwood Properties, Inc. REIT	524	14
Senior Housing Properties Trust REIT	792	14
American Home Mortgage Investment Corp. REIT	419	14
Cousins Properties, Inc. REIT	475	13
Maguire Properties, Inc. REIT	503	13
Lexington Corporate Properties Trust REIT	565	13
Commercial Net Lease Realty REIT	640	12
Redwood Trust, Inc. REIT	240	12
Gables Residential Trust REIT	336	12
Glimcher Realty Trust REIT	459	12
Inland Real Estate Corp. REIT	739	12
Entertainment Properties Trust REIT	258	11
Novastar Financial, Inc. REIT	306	11
Corporate Office Properties Trust, Inc. REIT	402	11
EastGroup Properties, Inc. REIT	261	11
LaSalle Hotel Properties REIT	332	10
Mid-America Apartment Communities, Inc. REIT	252	10
Heritage Property Investment Trust REIT	305	10
RAIT Investment Trust REIT	333	10
Saxon Inc. REIT	551	9
Sunstone Hotel Investors, Inc. REIT	390	9
Sovran Self Storage, Inc. REIT	200	9
Tanger Factory Outlet Centers, Inc. REIT	367	9
CRT Properties, Inc. REIT	382	9
Equity Lifestyle Properties, Inc. REIT	230	9
PS Business Parks, Inc. REIT	210	9
Equity One, Inc. REIT	401	9
Global Signal, Inc. REIT	246	9
Glenborough Realty Trust, Inc. REIT	421	9
* MeriStar Hospitality Corp. REIT	1,005	8
* FelCor Lodging Trust, Inc. REIT	599	8
Parkway Properties Inc. REIT	160	8
Innkeepers USA Trust REIT	558	8
National Health Investors REIT	273	7
Equity Inns, Inc. REIT	598	7
AMLI Residential Properties Trust REIT	246	7
Omega Healthcare Investors, Inc. REIT	590	7
Sun Communities, Inc. REIT	195	7
Spirit Finance Corp. REIT	625	7
Anthracite Capital Inc. REIT	583	7
BioMed Realty Trust, Inc. REIT	290	6
MFA Mortgage Investments, Inc. REIT	913	6
Arbor Realty Trust, Inc. REIT	238	6
Getty Realty Holding Corp. REIT	223	6
Anworth Mortgage Asset Corp. REIT	634	6
Acadia Realty Trust REIT	326	6
HomeBanc Corp. REIT	533	5
Ramco-Gershenson Properties Trust REIT	180	5
Highland Hospitality Corp. REIT	465	5
Saul Centers, Inc. REIT	148	5
Town & Country Trust REIT	175	5
Luminent Mortgage Capital, Inc. REIT	430	5
Universal Health Realty Income REIT	122	5
Affordable Residential Communities REIT	342	4
Strategic Hotel Capital, Inc. REIT	254	4
Trustreet Properties, Inc. REIT	263	4
GMH Communities Trust	299	4
U-Store-It Trust REIT	215	4
Bedford Property Investors, Inc. REIT	172	4
Investors Real Estate Trust REIT	412	4
Urstadt Biddle Properties Class A REIT	199	3
Capital Lease Funding, Inc. REIT	272	3
Capital Trust Class A REIT	41	1
Mission West Properties Inc. REIT	123	1
Urstadt Biddle Properties REIT	62	1
Aames Investment Corp. REIT	79	1
Gramercy Capital Corp. REIT	4	0
Extra Space Storage Inc. REIT	5	0

		3,379

Savings & Loan (3.9%)
Washington Mutual, Inc.	10,480	433
Golden West Financial Corp.	3,126	196
Sovereign Bancorp, Inc.	4,465	100
New York Community Bancorp, Inc.	2,854	52
Astoria Financial Corp.	1,224	34
Independence Community Bank Corp.	873	33
IndyMac Bancorp, Inc.	774	32
Webster Financial Corp.	620	29
Hudson City Bancorp, Inc.	776	27
Washington Federal Inc.	1,033	24
People's Bank	716	20
NewAlliance Bancshares, Inc.	1,339	18
Downey Financial Corp.	245	18
First Niagara Financial Group, Inc.	1,301	17
MAF Bancorp, Inc.	352	15
Provident Financial Services Inc.	738	13
Westcorp, Inc.	268	13
W Holding Co., Inc.	1,353	12
Brookline Bancorp, Inc.	756	11
Commercial Federal Corp.	454	11
BankAtlantic Bancorp, Inc. Class A	553	10
Capitol Federal Financial	292	10
* First Federal Financial Corp.	175	9
* Sterling Financial Corp.	259	9
Bank Mutual Corp.	831	9
Harbor Florida Bancshares, Inc.	241	9
Commercial Capital Bancorp, Inc.	486	8
First Republic Bank	237	8
BankUnited Financial Corp.	306	8
PFF Bancorp, Inc.	254	7
Anchor Bancorp Wisconsin Inc.	238	7
Flagstar Bancorp, Inc.	332	7
Fidelity Bankshares, Inc.	248	6
Provident Bancorp, Inc.	508	6
Dime Community Bancshares	377	6
Partners Trust Financial Group, Inc.	534	6
TierOne Corp.	218	5
KNBT Bancorp Inc.	341	5
Northwest Bancorp, Inc.	252	5
IBERIABANK Corp.	72	4
Net.Bank, Inc.	509	4
Great Southern Bancorp, Inc.	132	4
First Indiana Corp.	148	4
First Financial Holdings, Inc.	135	4
United Community Financial Corp.	340	4
* ITLA Capital Corp.	67	3
Flushing Financial Corp.	194	3
* Ocwen Financial Corp.	407	3
OceanFirst Financial Corp.	131	3
First Place Financial Corp.	140	3
Pennfed Financial Services, Inc.	103	2
Charter Financial Corp.	42	1
Citizens 1st Bancorp, Inc.	57	1

		1,291

Securities Brokers & Services (3.9%)
Countrywide Financial Corp.	7,027	261
Lehman Brothers Holdings, Inc.	2,814	259
Charles Schwab Corp.	12,251	139
Franklin Resources Corp.	1,811	131
Bear Stearns Co., Inc.	1,291	128
Legg Mason Inc.	1,230	101
* E*TRADE Group, Inc.	4,272	53
* Ameritrade Holding Corp.	3,383	50
American Capital Strategies, Ltd.	1,184	41
A.G. Edwards & Sons, Inc.	921	38
Nuveen Investments, Inc. Class A	739	27
Jefferies Group, Inc.	568	20
Raymond James Financial, Inc.	636	17
* Investment Technology Group, Inc.	479	9
* Knight Capital Group, Inc. Class A	1,180	9
* Instinet Group Inc.	972	5
* LaBranche & Co. Inc.	617	3
SWS Group, Inc.	175	3
Advanta Corp. Class A	90	2
* MarketAxess Holdings, Inc.	110	1

		1,297

Services-Commercial (0.0%)
Clark, Inc.	178	3

TOTAL COMMON STOCKS
(Cost $33,078)		33,180

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $35)	34,800	35

TOTAL INVESTMENTS (100.1%)
(Cost $33,113)		33,215

OTHER ASSETS AND LIABILITIES--NET (-0.1%)		(46)

NET ASSETS (100%)		$33,169

  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $33,113,000. Net unrealized appreciation of investment securities for tax purposes was $102,000, consisting of unrealized gains of $1,655,000 on securities that had risen in value since their purchase and $1,553,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.